Income Tax - Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount (Details)		6 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount [Abstract]
Income tax expenses calculated at Hong Kong Profits Tax rate		$ (687,672)		$ 1,831,508
Income not taxable for tax purposes		(104,596)		(1,268,395)
Expenses not deductible for tax purposes	[1]	11,082		598,351
Prior year true up		(197,255)		(20,295)
Effect of preferential tax rates in Hong Kong		(165,000)		(165,000)
Impact of different tax rates in other jurisdictions		1,503,208
Income tax expenses		$ 359,767	$ 46,250	$ 976,169

[1]	Mainly relate to non-deductible listing expenses.